Cover Page	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	Leo Holdings Corp. II
Entity Central Index Key	0001824153
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	Albany Financial Center, South Ocean Blvd
Entity Address, Address Line Two	Suite #507
Entity Address, City or Town	Nassau
Entity Tax Identification Number	98-1574497
City Area Code	310
Local Phone Number	800-1000
Entity Primary SIC Number	6770
Business Contact [Member]
Document Information [Line Items]
Entity Incorporation, State or Country Code	X0
Entity Address, Address Line One	21 Grosvenor Pl
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW1X 7HF
City Area Code	310
Local Phone Number	800-1000
Contact Personnel Name	Lyndon Lea